Concorde Wealth Management Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 55.2%	Shares	Value
Finance and Insurance - 6.7%
Berkshire Hathaway, Inc. - Class B (a)	1,300	$ 650,507
Chubb Ltd. (b)	2,500	851,850
JPMorgan Chase & Co. (b)	4,100	1,342,053
		2,844,410

Information - 1.9%
Microsoft Corp. (b)	2,200	820,644

Management of Companies and Enterprises - 1.4%
Bunge Global SA (b)	5,550	592,351

Manufacturing - 12.1%
AbbVie, Inc. (b)	4,200	1,056,888
Cisco Systems, Inc. (b)	6,500	763,490
Hershey Co.	3,690	647,410
Hubbell, Inc.	1,400	732,480
Johnson & Johnson	3,700	939,689
Louisiana-Pacific Corp.	8,600	676,476
Northrop Grumman Corp.	650	331,052
		5,147,485

Mining, Quarrying, and Oil and Gas Extraction - 22.2%
Black Stone Minerals LP	100,336	1,401,694
Diamondback Energy, Inc.	6,500	1,142,570
Expand Energy Corp.	11,400	1,039,566
Exxon Mobil Corp. (b)	7,936	1,085,010
Franco-Nevada Corp.	3,100	646,164
Martin Marietta Materials, Inc.	1,000	576,700
Occidental Petroleum Corp.	18,600	903,402
Texas Pacific Land Corp.	5,955	2,606,146
		9,401,252

Retail Trade - 6.3%
Amazon.com, Inc. (a)	5,000	1,191,700
Lowe's Cos., Inc.	2,800	617,372
TJX Cos., Inc. (b)	5,700	863,550
		2,672,622

Transportation and Warehousing - 1.3%
Canadian Pacific Kansas City Ltd.	6,500	563,225

Wholesale Trade - 3.3%
Energy Transfer LP	72,500	1,386,200
TOTAL COMMON STOCKS (Cost $11,243,513)		23,428,189

PRIVATE FUNDS - 9.6%	Shares	Value
CLI Capital (a)(c)	95,455	479,302
LLR Equity Partners V, LP (a)(c)	990,000	1,242,420
LLR Equity Partners VII, LP (a)(c)	320,000	362,105
LRVHealth, LP (a)(c)	500,000	596,752
Moran Tice 20:20 Fund, LP (a)(c)	500,000	919,770

RCP Select Capital Fund, LP (a)(c)	500,000	500,000
TOTAL PRIVATE FUNDS (Cost $2,640,139)		4,100,349

CLOSED-END FUNDS - 9.1%	Shares	Value
PIMCO Flexible Credit Income Fund - Institutional Class	116,256	801,007
Sprott Physical Gold Trust (a)	60,000	1,810,200
Victory Pioneer ILS Interval Fund	117,583	1,236,972
TOTAL CLOSED-END FUNDS (Cost $2,703,224)		3,848,179

EXCHANGE TRADED FUNDS - 6.1%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF	7,200	442,512
JPMorgan Ultra-Short Income ETF	20,000	1,011,400
Nuveen Preferred And Income ETF	20,000	522,978
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	604,860
TOTAL EXCHANGE TRADED FUNDS (Cost $2,527,054)		2,581,750

U.S. TREASURY SECURITIES - 5.8%	Par	Value
United States Treasury Note/Bond
4.38%, 08/15/2026	500,000	500,274
3.25%, 06/30/2029	2,000,000	1,949,453
TOTAL U.S. TREASURY SECURITIES (Cost $2,472,662)		2,449,727

OPEN-END FUNDS - 4.7%	Shares	Value
Absolute Convertible Arbitrage Fund - Institutional Class	88,041	1,055,612
Baron Real Estate Fund - Institutional Class	8,137	349,818
Regan Total Return Income Fund - Institutional Class	63,769	607,077
TOTAL OPEN-END FUNDS (Cost $1,970,330)		2,012,507

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Real Estate and Rental and Leasing - 2.0%
First Industrial Realty Trust, Inc.	14,000	858,340
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $615,993)		858,340

CORPORATE BONDS - 1.7%	Par	Value
Finance and Insurance - 0.9%
Bank of America Corp., 5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.19%, Perpetual	165,000	166,556
Capital One NA, 4.65%, 09/13/2028	225,000	225,251
		391,807

Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	175,000	173,410

Utilities - 0.4%
Cheniere Energy, Inc., 4.63%, 10/15/2028	155,000	154,674
TOTAL CORPORATE BONDS (Cost $720,139)		719,891

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%	Shares	Value
MSILF Government Portfolio - Institutional Class, 3.56% (d)	1,579,028	1,579,028
TOTAL MONEY MARKET FUNDS (Cost $1,579,028)		1,579,028

U.S. TREASURY BILLS - 2.3%	Par	Value
3.59%, 10/29/2026 (e)	1,000,000	987,467
TOTAL U.S. TREASURY BILLS (Cost $988,250)		987,467

TOTAL INVESTMENTS - 100.2% (Cost $27,460,332)		42,565,427

Liabilities in Excess of Other Assets - (0.2)%	(0.00206)	(87,384)
TOTAL NET ASSETS - 100.0%		$ 42,478,043

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,100,349 or 9.7% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	The rate shown is the annualized yield as of June 30, 2026.

Concorde Wealth Management Fund
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)% (a)(b)
AbbVie, Inc., Expiration: 07/02/2026; Exercise Price: $225.00	$ (377,460)	(15)	$ (39,180)
Bunge Global SA, Expiration: 07/17/2026; Exercise Price: $120.00	(320,190)	(30)	(810)
Chubb Ltd., Expiration: 07/17/2026; Exercise Price: $340.00	(340,740)	(10)	(6,840)
Cisco Systems, Inc., Expiration: 07/02/2026; Exercise Price: $123.00	(293,650)	(25)	(300)
Exxon Mobil Corp., Expiration: 07/02/2026; Exercise Price: $145.00	(341,800)	(25)	(75)
JPMorgan Chase & Co., Expiration: 07/02/2026; Exercise Price: $340.00	(490,995)	(15)	(90)
Microsoft Corp., Expiration: 07/17/2026; Exercise Price: $390.00	(373,020)	(10)	(4,850)
TJX Cos., Inc., Expiration: 07/02/2026; Exercise Price: $170.00	(303,000)	(20)	(100)
TOTAL WRITTEN OPTIONS (Premiums received $34,101)			$ (52,245)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Concorde Wealth Management Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 23,428,189	$ –	$ –	$ 23,428,189
Private Funds	–	–	4,100,349	4,100,349
Closed-End Funds	3,848,179	–	–	3,848,179
Exchange Traded Funds	2,581,750	–	–	2,581,750
U.S. Treasury Securities	–	2,449,727	–	2,449,727
Open-End Funds	2,012,507	–	–	2,012,507
Real Estate Investment Trusts	858,340	–	–	858,340
Corporate Bonds	–	719,891	–	719,891
Money Market Funds	1,579,028	–	–	1,579,028
U.S. Treasury Bills	–	987,467	–	987,467
Total Investments	$ 34,307,993	$ 4,157,085	$ 4,100,349	$ 42,565,427

Liabilities:
Investments:
Written Options	$ (52,245)	$ –	$ –	$ (52,245)
Total Investments	$ (52,245)	$ –	$ –	$ (52,245)

Refer to the Schedule of Investments for further disaggregation of investment categories.